Leases - Schedule of Operating Lease Maturity (Detail) $ in Thousands	Apr. 02, 2022 USD ($)
Leases [Abstract]
2022	$ 5,577
2023	6,957
2024	6,068
2025	5,680
2026	5,265
Later years	30,961
Total future lease payments	60,508
Less imputed interest	(17,505)
Present value of future lease payments	$ 43,003